Fair Value Measurements - Valuation Techniques and Significant Unobservable Inputs (Details) $ in Thousands	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other investments — available-for-sale convertible notes	$ 34,402	$ 49,849
IndiaCo Forward Contract Liability		7,907
Total Warrant liabilities, net	$ 15,547	$ 418,908
Discounted cash flow | Share price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other investments - available-for-sale convertible notes, measurement input | $ / shares	2.22	2.97
IndiaCo Forward Contract Liability, measurement input | $ / shares		2.97
Discounted cash flow | Share price | Warrant Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant liabilities, measurement input | $ / shares		3.09
Fair Value, Inputs, Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other investments — available-for-sale convertible notes	$ 34,402	$ 49,849
IndiaCo Forward Contract Liability		7,907
Total Warrant liabilities, net	0
Fair Value, Inputs, Level 1
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Other investments — available-for-sale convertible notes	0	0
IndiaCo Forward Contract Liability		0
Total Warrant liabilities, net	$ 0
Fair Value, Inputs, Level 1 | Warrant Liabilities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total Warrant liabilities, net		$ 418,908